WAYCROSS LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS

May 31, 2020 (Unaudited)

COMMON STOCKS - 84.1%	Shares	Value
Communication Services - 7.9%
Entertainment - 2.6%
Walt Disney Company (The)	14,296	$1,676,921

Interactive Media & Services - 5.3%
Alphabet, Inc. - Class A (a) (b)	1,360	1,949,587
Facebook, Inc. - Class A (a) (b)	6,850	1,541,866
		3,491,453
Consumer Discretionary - 13.3%
Auto Components - 0.8%
BorgWarner, Inc.	16,100	517,615

Hotels, Restaurants & Leisure - 2.0%
Chipotle Mexican Grill, Inc. (a) (b)	1,286	1,291,028

Household Durables - 2.5%
PulteGroup, Inc.	49,182	1,670,713

Internet & Direct Marketing Retail - 3.5%
Amazon.com, Inc. (a) (b)	935	2,283,616

Specialty Retail - 4.5%
Lowe's Companies, Inc.	12,500	1,629,375
Ross Stores, Inc.	13,700	1,328,352
		2,957,727
Consumer Staples - 1.5%
Food & Staples Retailing - 1.5%
Sysco Corporation	17,835	983,779

Energy - 2.2%
Energy Equipment & Services - 0.4%
Schlumberger Ltd.	15,600	288,132

Oil, Gas & Consumable Fuels - 1.8%
Kinder Morgan, Inc.	24,260	383,308
Pioneer Natural Resources Company	8,324	762,478
		1,145,786

WAYCROSS LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.1% (Continued)	Shares	Value
Financials - 11.6%
Banks - 8.3%
Bank of America Corporation (b)	81,069	$1,955,384
Citigroup, Inc.	14,588	698,911
JPMorgan Chase & Company	9,364	911,211
PNC Financial Services Group, Inc. (The)	8,260	941,971
U.S. Bancorp	26,650	947,674
		5,455,151
Capital Markets - 2.6%
BlackRock, Inc.	1,054	557,187
Goldman Sachs Group, Inc. (The) (b)	5,978	1,174,617
		1,731,804
Insurance - 0.7%
American International Group, Inc.	14,903	447,984

Health Care - 11.7%
Biotechnology - 1.3%
Vertex Pharmaceuticals, Inc. (a)	2,951	849,770

Health Care Equipment & Supplies - 6.1%
Abbott Laboratories	5,976	567,242
Danaher Corporation	4,500	749,745
Edwards Lifesciences Corporation (a) (b)	6,350	1,426,972
Medtronic plc	12,915	1,273,161
		4,017,120
Health Care Providers & Services - 2.4%
AmerisourceBergen Corporation	8,000	762,720
CVS Health Corporation	12,400	813,068
		1,575,788
Pharmaceuticals - 1.9%
Elanco Animal Health, Inc. (a)	29,400	629,454
Mylan N.V. (a)	37,000	631,590
		1,261,044
Industrials - 9.5%
Air Freight & Logistics - 2.0%
FedEx Corporation	9,998	1,305,339

Airlines - 2.4%
Delta Air Lines, Inc.	41,330	1,041,929

WAYCROSS LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.1% (Continued)	Shares	Value
Industrials - 9.5% (Continued)
Airlines - 2.4% (Continued)
Southwest Airlines Company (b)	15,861	$509,138
		1,551,067
Construction & Engineering - 0.5%
Fluor Corporation	29,463	342,065

Machinery - 3.6%
Caterpillar, Inc.	11,251	1,351,583
Deere & Company	6,729	1,023,615
		2,375,198
Road & Rail - 1.0%
Knight-Swift Transportation Holdings, Inc.	15,750	655,358

Information Technology - 25.4%
IT Services - 6.0%
Mastercard, Inc. - Class A (b)	7,441	2,238,922
PayPal Holdings, Inc. (a)	10,786	1,671,938
		3,910,860
Semiconductors & Semiconductor Equipment - 7.9%
Analog Devices, Inc. (b)	13,955	1,576,217
Intel Corporation	8,000	503,440
NVIDIA Corporation	5,492	1,949,770
Xilinx, Inc.	12,933	1,189,190
		5,218,617
Software - 7.2%
Adobe, Inc. (a)	2,680	1,036,088
Microsoft Corporation (b)	14,980	2,745,085
salesforce.com, Inc. (a)	5,446	951,906
		4,733,079
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc. (b)	8,929	2,838,886

Materials - 1.0%
Containers & Packaging - 1.0%
Crown Holdings, Inc. (a)	9,600	628,128

Total Common Stocks (Cost $46,121,120)		$55,204,028

WAYCROSS LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 16.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.08% (c) (Cost $10,734,402)	10,734,402	$10,734,402

Investments at Value - 100.4% (Cost $56,855,522)		$65,938,430

Liabilities in Excess of Other Assets - (0.4%)		(258,358)

Net Assets - 100.0%		$65,680,072

(a)	Non-income producing security.
(b)	All or a portion this security is pledged as collateral for open short positions. The total value of such securities as of May 31, 2020 was $18,621,862.
(c)	The rate shown is the 7-day effective yield as of May 31, 2020.

 See accompanying notes to Schedules of Investments.

WAYCROSS LONG/SHORT EQUITY FUND

SCHEDULE OF SECURITIES SOLD SHORT

May 31, 2020 (Unaudited)

COMMON STOCKS - 29.4%	Shares	Value
Consumer Discretionary - 3.0%
Hotels, Restaurants & Leisure - 2.0%
McDonald's Corporation	2,950	$549,644
Starbucks Corporation	9,740	759,622
		1,309,266
Specialty Retail - 1.0%
O'Reilly Automotive, Inc.	1,590	663,412

Consumer Staples - 1.2%
Household Products - 1.2%
Procter & Gamble Company (The)	6,834	792,197

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Exxon Mobil Corporation	8,160	371,035

Financials - 1.4%
Capital Markets - 1.4%
T. Rowe Price Group, Inc.	7,791	941,932

Health Care - 5.6%
Health Care Equipment & Supplies - 1.0%
Becton, Dickinson and Company	2,600	642,018

Health Care Providers & Services - 0.8%
DaVita, Inc.	6,110	494,666

Pharmaceuticals - 3.8%
Johnson & Johnson	5,300	788,375
Pfizer, Inc.	21,500	821,085
Zoetis, Inc.	6,450	899,065
		2,508,525
Industrials - 5.0%
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. - Class B	5,900	588,289

Building Products - 0.7%
Johnson Controls International plc	14,900	468,009

WAYCROSS LONG/SHORT EQUITY FUND

SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 29.4% (Continued)	Shares	Value
Industrials - 5.0% (Continued)
Commercial Services & Supplies - 0.5%
Waste Management, Inc.	3,100	$330,925

Industrial Conglomerates - 1.2%
3M Company	5,023	785,798

Road & Rail - 1.7%
Old Dominion Freight Line, Inc.	3,475	594,538
Union Pacific Corporation	3,100	526,566
		1,121,104
Information Technology - 11.4%
Communications Equipment - 2.0%
Cisco Systems, Inc.	14,600	698,172
Juniper Networks, Inc.	25,500	618,630
		1,316,802
IT Services - 2.7%
Accenture plc - Class A	3,963	799,020
International Business Machines Corporation	7,700	961,730
		1,760,750
Semiconductors & Semiconductor Equipment - 1.2%
Texas Instruments, Inc.	6,500	771,810

Software - 3.2%
Check Point Software Technologies Ltd.	7,000	767,690
Oracle Corporation	11,100	596,847
Workday, Inc. - Class A	4,250	779,578
		2,144,115
Technology Hardware, Storage & Peripherals - 2.3%
Hewlett Packard Enterprise Company	76,100	738,931
NetApp, Inc.	17,400	774,996
		1,513,927
Materials - 1.2%
Chemicals - 1.2%
Ecolab, Inc.	3,600	765,288

Total Securities Sold Short - 29.4% (Proceeds $18,135,358)		$19,289,868

See accompanying notes to Schedules of Investments.

WAYCROSS LONG/SHORT EQUITY FUND

NOTES TO SCHEDULES OF INVESTMENTS

May 31, 2020 (Unaudited)

1.	Securities Valuation

Waycross Long/Short Equity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

WAYCROSS LONG/SHORT EQUITY FUND

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of May 31, 2020:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$55,204,028	$-	$-	$55,204,028
Money Market Funds	10,734,402	-	-	10,734,402
Total	$65,938,430	$-	$-	$65,938,430

Other Financial Instruments:
Common Stocks – Sold Short	$(19,289,868)	$-	$-	$(19,289,868)

Refer to the Fund’s Schedule of Investments and Schedule of Securities Sold Short for a listing of the common stocks by sector and industry type. The Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of during the period ended May 31, 2020.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2020:

Tax cost of portfolio investments and securities sold short	$38,737,634
Gross unrealized appreciation	$13,702,179
Gross unrealized depreciation	(5,791,251)
Net unrealized appreciation	$7,910,928

The federal income tax cost of portfolio investments and securities sold short and the Schedule of Investments and Schedule of Securities Sold Short cost may be temporarily different (“book/tax difference”). These book/tax differences are due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

WAYCROSS LONG/SHORT EQUITY FUND

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4.	Sector Risk

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of May 31, 2020, the Fund had the following percentages of the value of its net assets invested or sold short in stocks within the following sector:

Sector	Long Positions	Short Positions	Net Exposure
Information Technology	25.4%	(11.4%)	14.0%

As shown above, although the Fund has greater than 25% of its net assets invested in long positions in the sector noted, the sector exposure is mitigated by short positions. As part of the Fund’s principal investment strategy, Waycross Partners, LLC, the investment adviser to the Fund, monitors the Fund’s net sector exposure to ensure the Fund’s portfolio is not significantly concentrated.